Leases and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Capital Lease Obligations

Capital Lease Obligations

	December 31,	December 31,
	2014	2013
	$	$
RasGas II LNG Carriers	—	472,806
Suezmax Tankers	63,550	125,523

Total	63,550	598,329
Less current portion	4,422	31,668

Total	59,128	566,661

Commitment Under Capital Leases

As at December 31, 2014, the remaining commitments under the two capital leases, including the purchase obligations for the two Suezmax tankers, approximated $73.7 million, including imputed interest of $10.2 million, repayable from 2015 through 2018, as indicated below:

Year	Commitment
2015	$7,790
2016	$7,673
2017	$30,953
2018	$27,296

Estimated Future Minimum Rental Payments to be Received and Paid Under the Lease Contracts

As at December 31, 2014, the total estimated future minimum rental payments to be received and paid under the lease contracts are as follows:

Year	Head Lease Receipts(i)	Sublease Payments(i)(ii)

2015	$22,188	$24,113
2016	$21,242	$24,113
2017	$21,242	$24,113
2018	$21,242	$24,113
2019	$21,242	$24,113
Thereafter	$196,579	$223,185

Total	$303,735	$343,750

(i)

The Head Leases are fixed-rate operating leases while the Subleases have a small variable-rate component. As at December 31, 2014, the Partnership had received $206.6 million of aggregate Head Lease receipts and had paid $139.6 million of aggregate Sublease payments. The portion of the Head Lease receipts that have not been recognized into earnings are deferred and amortized on a straight line basis over the lease terms and, as at December 31, 2014, $2.8 million and $44.1 million of Head Lease receipts had been deferred and included in unearned revenue and other long-term liabilities, respectively, in the Partnership’s consolidated balance sheets.

(ii)	The amount of payments under the Subleases are updated annually to reflect any changes in the lease payments due to changes in tax law.

Net Investments in Direct Financing Leases
The following table lists the components of the net investments in direct financing leases:

	December 31,	December 31,
	2014	2013
	$	$
Total minimum lease payments to be received	914,943	988,888
Estimated unguaranteed residual value of leased properties	194,965	194,965
Initial direct costs	458	490
Less unearned revenue	(427,871)	(484,648)

Total	682,495	699,695
Less current portion	15,837	16,441

Total	666,658	683,254